STOCKHOLDERS' EQUITY/NET PARENT INVESTMENT	12 Months Ended
Dec. 31, 2023
STOCKHOLDERS'/MEMBERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY/NET PARENT INVESTMENT
10. STOCKHOLDERS’ EQUITY/NET PARENT INVESTMENT
Amendment and Restatement of Certificate of Incorporation
On September 12, 2023, the Company amended and restated its certificate of incorporation to, among other things, provide for the (a) authorization of 5,000,000,000 shares of Class A common stock with a par value of $0.00001 per share, (b) authorization of 5,000,000,000 shares of Class B common stock with a par value of $0.00001 per share, (c) authorization of 1,000,000,000 shares of preferred stock with a par value of $0.00001 per share, and (d) establishment of a board of directors consisting of eleven members, each of which will serve for one-year
terms. On January 23, 2024, the board of directors increased the size of the board from eleven to thirteen.
Holders of TKO Class A common stock and holders of TKO Class B common stock are entitled to one vote per share on all matters on which shareholders generally are entitled to vote and, except as otherwise required, will vote together as a single class. Holders of TKO Class B common stock are not entitled to receive dividends and will not be entitled to receive any distributions upon the liquidation, dissolution or winding up of the affairs of the Company.
On September 12, 2023, the Company issued 83,161,123 shares of TKO Class A common stock to the historic WWE stockholders and 89,616,891 shares of TKO Class B common stock to EGH and certain of its subsidiaries.
Secondary Offering & Share Repurchases
On November 9, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with TKO OpCo, Morgan Stanley & Co. LLC, as representative of the various underwriters (collectively, the “Underwriters”), and Mr. McMahon, in connection with the underwritten secondary offering by Mr. McMahon of 8,400,000 shares of TKO Class A common stock at an offering price of $79.80 per share (the “Secondary Offering”). The Secondary Offering closed on November 14, 2023. The Company did not offer any shares of TKO Class A common stock in the Secondary Offering and did not receive any proceeds from the sale of shares of Common Stock in the Secondary Offering.
Pursuant to the Underwriting Agreement, the Company agreed to purchase 1,308,729 shares of TKO Class A common stock from the Underwriters, at a price of $76.41 per share, which was equal to the price being paid by the Underwriters to Mr. McMahon, resulting in an aggregate purchase price of approximately $100.0 million (the “Share Repurchase”). The Company funded the Share Repurchase with approximately $100.0 million of borrowings under the Revolving Credit Facility. All shares repurchased have been retired.

Principal Stockholder Contributions
During the year ended December 31, 2023, the Company received cash contributions of $5.8 million and non-cash
capital contributions of $9.0 million. The cash contributions represented amounts reimbursed to the Company by Mr. McMahon, a principal holder of TKO Class A common stock, in connection with and/or arising from the investigation conducted by a Special Committee of the former WWE board of directors. The non-cash
capital contributions represented amounts paid personally by Mr. McMahon to certain counterparties. See Note 22,
Related Party Transactions
, for additional information.
Net Parent Investment and Accumulated Other Comprehensive Loss
As of December 31, 2022, the net parent investment balance consists of $568.1 million related to TKO OpCo’s members’ capital and $1,457.7 million related to the Businesses. Due to the Transactions, the portion of net parent investment related to the Businesses as of September 12, 2023, $1,552.1 million, was reclassified to nonredeemable non-controlling
interests, due to the holders of TKO Class A common stock not having rights to the Businesses’ activity.
As of December 31, 2022, the accumulated other comprehensive loss balance consists of $0.8 million income related to TKO OpCo’s activity and a $70.7 million loss related to the Businesses’ activity. Due to the Transactions, the portion of accumulated other comprehensive loss related to the Businesses’ activity as of September 12, 2023, a loss of $67.8 million has been reclassified to nonredeemable non-controlling
interests, due to the holders of TKO Class A common stock not having rights to the Businesses’ activity.
As of December 31, 2023, $1,600.7 million of nonredeemable
non-controlling
interests represents the Businesses’ activity.